Notes to the Consolidated Statements of Changes in Equity - Summary of the Effect of Changes in the Group Ownership Interests (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020	[1]
Disclosure of Effect of Changes in the Group Ownership Interests [Abstract]
Carrying amount of non-controlling interest acquired		€ 24.4
Consideration transferred		122.8
Thereof paid in cash	€ 0.0	4.7	[1]	€ 0.4
A decrease in equity attributable to owners of the Group		€ 98.4

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.